Shareholder Report, Average Annual Return (Details)	12 Months Ended	50 Months Ended	60 Months Ended	87 Months Ended		98 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	110 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%		10.54%							9.06%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.94%		10.25%						8.85%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.54%		8.97%		7.86%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.09%		9.43%		7.84%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%		10.81%		9.27%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.62%		9.88%					10.14%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.36%		9.64%				9.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%		8.12%				8.96%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.53%		8.77%	7.99%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.93%		10.11%	9.41%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.08%)		8.72%			8.14%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.22%		8.57%			7.93%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.43%)		8.41%			7.87%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.18%)		7.62%			7.04%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%		8.97%		8.04%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	35.95%	18.32%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	35.61%	18.50%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	36.13%	18.63%
Without Sales Load [Member] | Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%		10.27%		8.74%
Without Sales Load [Member] | Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		9.41%				9.70%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	12.28%	17.64%		14.82%	15.21%	15.31%	15.21%	15.26%	15.16%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%		14.81%	15.13%
S and P 500® Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		13.27%	11.95%